Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of

Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including the named executive officers. Per the Company’s Equity Grant Policy, new hire and promotion equity incentive grants shall generally be granted on (i) the first Friday that is a trading day of the calendar month following the later of the employee’s effective date of hire or promotion, as applicable or (ii) the date the award is approved by the Board, the Compensation Committee or the Chief Executive Officer. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below. Equity grants are made on the regular, predetermined grant dates pursuant to the Company’s Equity Grant Delegation Policy and the Non-Employee Director Compensation Policy regardless of whether there is any material nonpublic information (MNPI) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, the Company grants stock options to its employees, including the named executive officers. Per the Company’s Equity Grant Policy, new hire and promotion equity incentive grants shall generally be granted on (i) the first Friday that is a trading day of the calendar month following the later of the employee’s effective date of hire or promotion, as applicable or (ii) the date the award is approved by the Board, the Compensation Committee or the Chief Executive Officer.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false